GENERAL (Narrative) (Details) $ / shares in Units, $ in Thousands			1 Months Ended								6 Months Ended		12 Months Ended
	Aug. 03, 2023 USD ($) $ / shares shares	Mar. 01, 2022 USD ($) $ / shares shares	Feb. 19, 2025 USD ($) $ / shares shares	Jan. 31, 2025 USD ($) shares	Aug. 22, 2024 ₪ / shares	Apr. 19, 2024 USD ($) $ / shares shares	Nov. 15, 2023 USD ($) $ / shares shares	Mar. 31, 2023 USD ($) $ / shares shares	Jul. 27, 2022 USD ($) $ / shares shares	Feb. 28, 2021 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2018 USD ($)
Accumulated deficit											$ 100,967			$ 106,287
Net cash used in operating activities											2,176	$ 950
Cash, Cash Equivalent, Restricted Cash, and Restricted Cash Equivalent, Continuing Operation											15,420	$ 6,095		$ 3,538	$ 5,577
Net working capital											40,791
Amount of secured financing																	$ 20,000
Remaining available secured financing																$ 6,000
Gross proceeds of subordinated debt										$ 12,000			$ 12,000
Amount of direct offering cost	$ 2,750	$ 4,650	$ 8,200	$ 6,000		$ 2,900	$ 2,000	$ 2,400	$ 1,740
Pre-funded warrant issued purchase of ordinary shares | shares	128,715	220,079				262,114	183,596	51,631
Number of warrants to purchase ordinary shares | shares	33,050	156,500	931,099	545,454		143,695	54,050	24,250	282,434
Concurrent private placement of warrant to purchase ordinary shares | shares	161,765	282,434	698,324			405,808	475,291	75,881	282,434
Concurrent private placement of exercise price | $ / shares	$ 17	$ 14	$ 13.5			$ 7.6	$ 10	$ 33.2	$ 6.4
Exercise price of warrants | $ / shares	$ 0.0002	$ 0.0002				$ 0.0002	$ 0.0002	$ 0.0002	$ 6.16
Reverse stock split					1-for-20
Par value per share | ₪ / shares					₪ 50
Secured Credit Facility [Member] | Fortress Investment Group [Member]
Remaining available secured financing											$ 6,000